Document and Entity Information	0 Months Ended
Apr. 04, 2013
Risk/Return:
Document Type	497
Document Period End Date	Apr. 04, 2013
Registrant Name	SunAmerica Specialty Series
Central Index Key	0001274768
Amendment Flag	false
Document Creation Date	Apr. 04, 2013
Document Effective Date	Apr. 04, 2013
Prospectus Date	Feb. 28, 2013